Short-Term Borrowings (Reconciliation of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Short-term borrowings, beginning balance	$ 200	$ 200
Repayment of accounts receivable securitization	0	0
Short-term borrowings, ending balance	$ 200	$ 200